Operating Segments (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure Of Detailed information about reserves within equity [Text Block]
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Total segment revenue	104,153	136,842	156,311
Intersegment eliminations	(14,088)	(24,922)	(24,923)
Other revenue	-	-	-
Total revenue	90,065	111,920	131,388

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Segment EBITDA	(16,167)	(25,602)	(24,053)
Any other reconciling items	(37,356)	(24,892)	(13,480)
Income tax (expense)/benefit	(782)	1,274	(60)
Total net loss after tax	(54,305)	(49,220)	(37,593)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
New Zealand	33,786	40,703	46,665
Australia	24,365	32,065	38,208
United States	30,863	34,156	32,323
Europe	1,051	4,996	14,192
	90,065	111,920	131,388

Disclosure of Detailed Information About Segment Performance

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2020
Revenue from external customers	28,302	14,274	3,482	7,066	3,955	1,051	31,935	-	90,065
	28,302	14,274	3,482	7,066	3,955	1,051	31,935	-	90,065
Cost of sales	(12,997)	(6,585)	(3,455)	(4,837)	(2,265)	(785)	(20,916)	(4,407)	(56,247)
Gross margin	15,305	7,689	27	2,229	1,689	266	11,020	(4,407)	33,818
Other segment expenses*	(10,491)	(8,293)	(473)	(2,149)	(523)	33	(13,659)	-	(35,555)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,234)	(1,234)
Corporate expenses	-	-	-	-	-	-	-	(12,772)	(12,772)
Other foreign exchange loss	-	-	-	-	-	-	-	(424)	(424)
EBITDA	4,814	(604)	(446)	80	1,166	299	(2,639)	(18,837)	(16,167)
Brand transition, restructure and transaction expenses**	-	-	-	-	-	-	-	(13,687)	(13,687)
Finance expense	-	-	-	-	-	-	-	(5,213)	(5,213)
Interest income	-	-	-	-	-	-	-	12	12
Impairment expense	-	-	-	-	-	-	-	(8,904)	(8,904)
Depreciation and amortisation	-	-	-	-	-	-	-	(10,603)	(10,603)
Fair value gain on foreign exchange contracts	-	-	-	-	-	-	-	729	729
Unrealised foreign exchange gain	-	-	-	-	-	-	-	310	310
Fair value gain/(loss) on Convertible Notes derivative	-	-	-	-	-	-	-	-	-
Income/(loss) before income tax expense	4,814	(604)	(446)	80	1,166	299	(2,639)	(56,193)	(53,523)
Income tax expense	-	-	-	-	-	-	-	(782)	(782)
Income/(loss) after income tax expense	4,814	(604)	(446)	80	1,166	299	(2,639)	(56,975)	(54,305)

* Other segment expenses relate to brand management expenses and some corporate expenses.

** Brand transition, restructure and transaction expenses are shown net of proceeds from the sale of Naked brand and trademarks.

	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2019
Revenue from external customers	31,801	18,547	7,154	11,491	5,798	4,996	32,133	-	111,920
	31,801	18,547	7,154	11,491	5,798	4,996	32,133	-	111,920
Cost of sales	(15,424)	(9,192)	(6,372)	(8,498)	(5,222)	(4,490)	(21,248)	(4,034)	(74,480)
Gross margin	16,377	9,355	782	2,993	576	506	10,885	(4,034)	37,440
Other segment expenses*	(13,537)	(11,003)	(912)	(4,495)	(2,724)	(1,536)	(11,247)	-	(45,454)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,050)	(1,050)
Corporate expenses	-	-	-	-	-	-	-	(17,947)	(17,947)
Other foreign exchange gain	-	-	-	-	-	-	-	1,409	1,409
EBITDA	2,840	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(362)	(21,622)	(25,602)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(10,075)	(10,075)
Finance expense	-	-	-	-	-	-	-	(4,041)	(4,041)
Impairment expense	-	-	-	-	-	-	-	(8,173)	(8,173)
Depreciation and amortisation	-	-	-	-	-	-	-	(2,382)	(2,382)
Fair value loss on foreign exchange contracts	-	-	-	-	-	-	-	(1,704)	(1,704)
Unrealised foreign exchange gain	-	-	-	-	-	-	-	2,258	2,258
Fair value loss on Convertible Notes derivative	-	-	-	-	-	-	-	(775)	(775)
Income/(loss) before income tax expense	2,840	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(362)	(46,514)	(50,494)
Income tax benefit	-	-	-	-	-	-	-	1,274	1,274
Income/(loss) after income tax expense	2,840	(1,648)	(130)	(1,502)	(2,148)	(1,030)	(362)	(45,240)	(49,220)

* Other segment expenses relate to brand management expenses and some corporate expenses.

For the year ended 31 January 2018	NZ Retail NZ$000’s	AU Retail NZ$000’s	NZ Wholesale NZ$000’s	AU Wholesale NZ$000’s	US Wholesale NZ$000’s	EU Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
Revenue from external customers	34,269	18,236	10,453	15,512	6,390	14,192	32,234	-	131,286
Service income	-	-	-	-	-	-	-	102	102
	34,269	18,236	10,453	15,512	6,390	14,192	32,234	102	131,388
Cost of sales	(16,488)	(9,457)	(8,213)	(12,545)	(6,438)	(10,221)	(20,974)	(3,123)	(87,459)
Gross margin	17,781	8,779	2,240	2,967	(48)	3,971	11,260	(3,021)	43,929
Other segment expenses*	(13,451)	(11,329)	(1,068)	(3,781)	(3,301)	(2,904)	(11,520)	-	(47,354)
Unallocated expenses
Administrative expenses	-	-	-	-	-	-	-	(1,101)	(1,101)
Corporate expenses	-	-	-	-	-	-	-	(19,150)	(19,150)
Other foreign exchange loss	-	-	-	-	-	-	-	(377)	(377)
EBITDA	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(23,649)	(24,053)
Brand transition, restructure and transaction expenses	-	-	-	-	-	-	-	(3,272)	(3,272)
Finance expense	-	-	-	-	-	-	-	(8,791)	(8,791)
Impairment expense	-	-	-	-	-	-	-	(1,914)	(1,914)
Depreciation and amortisation expense	-	-	-	-	-	-	-	(3,030)	(3,030)
Fair value loss on foreign exchange contracts	-	-	-	-	-	-	-	(502)	(502)
Unrealised foreign exchange gain	-	-	-	-	-	-	-	1,636	1,636
Fair value gain on Convertible Note derivative	-	-	-	-	-	-	-	2,393	2,393
Income/(loss) before income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,129)	(37,533)
Income tax expense	-	-	-	-	-	-	-	(60)	(60)
Income/(loss) after income tax expense	4,330	(2,550)	1,172	(814)	(3,349)	1,067	(260)	(37,189)	(37,593)

* Other segment expenses relate to brand management expenses and some corporate expenses.